Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	6.9931	7.2993
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1875	7.1957	7.0809